Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2020	December 31, 2019
(in thousands of U.S. dollars)	$	$
Balance at beginning of year	2,457,683	2,021,999
Purchases	1,667,142	93,556
Sales	-	(3)
Redemptions for physical bullion	-	(29,133)
Realized gains (losses) on sales and redemptions for physical bullion	-	2,449
Change in unrealized gains (losses)	763,870	368,815
Balance at end of year	4,888,695	2,457,683